15Ga-1 Representations and Warranties Table (FN1)

Asset Class: RMBS

Name of Issuing Entity	Check if registered	Name of Originator (FN2)	Total Assets in ABS by Originator at time of securitization			Assets that Were Subject of Demand (FN3)			Assets that Were Repurchased or Replaced (FN4)			Assets Pending Repurchase or Replacement (within cure period) (FN5)			Demand in Dispute (FN6)			Demand Withdrawn (FN7)			Demand Rejected (FN8)
			#	$	% of prin. Balance	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Morgan Stanley Mortgage Loan Trust 2004-3 (0001292211)	X	NC Capital Corporation	1,977	384,899,067	1270.22%
		Citicorp	1,686	270,118,896	891.43%	1	2,169	0.00%							1	2,169	0.00%
		Morgan Stanley Mortgage Capital Inc.	260	48,322,315	159.47%
		Washington Mutual, Inc	84	42,959,923	141.77%
		Cendant Mortgage Corporation	57	5,870,327	19.37%
		US Bank, N.A.	26	3,801,164	12.54%
		American Home Mortgage Corp.	8	1,559,387	5.15%
		Total	4,098	757,531,079	2499.95%	1	2,169	0.00%			0.00%			0.00%	1	2,169	0.00%			0.00%			0.00%

Morgan Stanley ABS Capital I Trust 2005-HE4 (0001339262)	X	WMC Mortgage Corp.	2,683	445,546,409	48.92%	1	95,046	0.10%							1	95,046	0.10%
		Decision One Mortgage Company, LLC	2,720	404,386,121	44.40%
		Accredited Home Lenders, Inc.	288	60,894,939	6.69%
		Total	5,691	910,827,469	100.00%	1	95,046	0.10%			0.00%			0.00%	1	95,046	0.10%			0.00%			0.00%

Morgan Stanley Mortgage Loan Trust 2005-7 (0001342921)	X	Morgan Stanley Mortgage Capital Inc.	1,413	512,060,700	62.23%	2	989,705	0.38%							2	989,705	0.38%
		Mortgage IT, Inc.	591	152,873,077	18.58%
		First National Bank of Nevada	63	30,301,817	3.68%
		Virtual Bank	55	27,013,392	3.28%
		HSBC Mortgage Corp.	45	23,169,510	2.82%
		Quicken Loans, Inc.	63	19,529,800	2.37%
		Hemisphere National Bank	39	18,474,566	2.25%
		Cendant Mortgage Corporation	27	10,630,962	1.29%
		American Home Mortgage Corp.	16	6,550,236	0.80%
		Fifth Third Mortgage Company	44	6,309,929	0.77%
		Aegis Mortgage Corporation	18	6,072,638	0.74%
		RBMG	8	3,849,182	0.47%
		GreenPoint Mortgage Funding, Inc.	19	3,519,122	0.43%
		SunTrust Mortgage, Inc.	8	2,556,185	0.31%
		Total	2,409	822,911,117	100.00%	2	989,705	0.38%			0.00%			0.00%	2	989,705	0.38%			0.00%			0.00%

Morgan Stanley Mortgage Loan Trust 2005-9AR (0001345809)	X	Morgan Stanley Mortgage Capital Inc.	693	285,924,536	47.17%	21	10,986,798	8.04%							21	10,986,798	8.04%
		First National Bank of Nevada	407	112,426,338	18.55%	17	3,804,104	2.78%							17	3,804,104	2.78%
		Wells Fargo Bank N.A.	166	69,737,846	11.50%
		HSBC Mortgage Corp.	114	64,576,992	10.65%	8	4,881,226	3.57%							8	4,881,226	3.57%
		Mortgage IT, Inc.	173	51,215,542	8.45%
		MILA	60	10,023,129	1.65%
		Wachovia Mortgage Corporation	14	4,507,005	0.74%	4	815,808	0.60%							4	815,808	0.60%
		Quicken Loans, Inc.	19	2,895,883	0.48%
		GreenPoint Mortgage Funding, Inc.	18	2,781,058	0.46%
		NC Capital Corporation	11	2,123,811	0.35%
		Total	1,675	606,212,138	100.00%	50	20,487,937	14.99%			0.00%			0.00%	50	20,487,937	14.99%			0.00%			0.00%

Morgan Stanley Mortgage Loan Trust 2006-4SL (0001357083)	X	Morgan Stanley Mortgage Capital Inc.	4,062	231,925,806	76.43%	1,957	107,702,184	584.06%							1,957	107,702,184	584.06%
		American Home Mortgage Corp.	782	49,724,595	16.39%	390	22,352,532	121.22%							390	22,352,532	121.22%
		Aegis Mortgage Corporation	551	21,810,365	7.19%	314	11,506,927	62.40%							314	11,506,927	62.40%
		Total	5,395	303,460,767	100.00%	2,661	141,561,643	767.68%			0.00%			0.00%	2,661	141,561,643	767.68%			0.00%			0.00%

IXIS Real Estate Capital Trust 2006-HE2 (0001360498)	X	Accredited Home Lenders, Inc.	744	160,006,740	16.00%	274	66,551,877	48.74%							274	66,551,877	48.74%
		First NLC Financial Services, LLC	691	151,667,578	15.17%	249	55,704,976	40.79%							249	55,704,976	40.79%
		New Century Mortgage Corporation	693	127,244,249	12.72%	266	49,216,851	36.04%							266	49,216,851	36.04%
		Master Financial, Inc.	620	117,884,093	11.79%	325	59,010,575	43.21%							325	59,010,575	43.21%
		Encore Credit Corp.	439	107,490,981	10.75%	104	26,098,148	19.11%							104	26,098,148	19.11%
		Lenders Direct Capital Corp	460	95,430,611	9.54%	218	45,416,332	33.26%							218	45,416,332	33.26%
		Chapel Mortgage Corp.	375	78,011,251	7.80%	168	36,408,173	26.66%							168	36,408,173	26.66%
		Rose Mortgage, Inc.	220	50,198,048	5.02%	79	18,348,126	13.44%							79	18,348,126	13.44%
		First Bank Mortgage, Inc.	168	29,020,436	2.90%	75	13,831,903	10.13%							75	13,831,903	10.13%
		Funding America, LLC	90	13,740,201	1.37%	28	4,117,461	3.02%							28	4,117,461	3.02%
		FlexPoint Funding Corporation	54	12,744,179	1.27%	12	2,771,515	2.03%							12	2,771,515	2.03%
		First Horizon Home Loan Corp.	84	12,608,667	1.26%	16	2,597,006	1.90%							16	2,597,006	1.90%
		Town and Country	55	12,362,775	1.24%	12	3,391,256	2.48%							12	3,391,256	2.48%
		Lime Financial Services, Ltd.	51	11,811,803	1.18%	29	7,895,368	5.78%							29	7,895,368	5.78%
		Fremont Investment & Loan	50	10,828,089	1.08%	20	5,307,882	3.89%							20	5,307,882	3.89%
		Mandalay Mortgage, LLC	32	8,936,977	0.89%	12	3,494,496	2.56%							12	3,494,496	2.56%
		Total	4,826	999,986,677	100.00%	1,887	400,161,943	293.04%			0.00%			0.00%	1,887	400,161,943	293.04%			0.00%			0.00%

Morgan Stanley ABS Capital I Trust 2006-HE3 (0001361992)	X	NC Capital Corporation	4,633	856,440,698	41.00%	1	380,686	0.11%							1	380,686	0.11%
		WMC Mortgage Corp.	4,119	835,809,451	40.01%	1,873	411,522,672	122.47%							1,873	411,522,672	122.47%
		Decision One Mortgage Company, LLC	2,435	396,684,793	18.99%	882	148,467,155	44.19%							882	148,467,155	44.19%
		Total	11,187	2,088,934,942	100.00%	2,756	560,370,513	166.77%			0.00%			0.00%	2,756	560,370,513	166.77%			0.00%			0.00%

Morgan Stanley Home Equity Loan Trust 2006-2 (0001355690)	X	Wilmington Finance Inc.	2,538	454,119,417	45.58%
		Accredited Home Lenders, Inc.	1,209	258,083,904	25.91%	1	153,820	0.09%							1	153,820	0.09%
		Meritage Mortgage Corporation	1,196	191,332,330	19.21%
		First NLC Financial Services, LLC	537	89,286,604	8.96%
		Countrywide Home Loans, Inc.	16	2,791,528	0.28%
		Aames Capital Corporation	5	564,316	0.06%
		Acoustic	1	67,134	0.01%
		Total	5,502	996,245,234	100.00%	1	153,820	0.09%			0.00%			0.00%	1	153,820	0.09%			0.00%			0.00%

Morgan Stanley ABS Capital I Trust 2006-WMC2 (0001363693)	X	WMC Mortgage Corp.	12,898	2,602,987,083	100.00%	396	89,542,816	22.41%							396	89,542,816	22.41%
		Total	12,898	2,602,987,083	100.00%	396	89,542,816	22.41%			0.00%			0.00%	396	89,542,816	22.41%			0.00%			0.00%

Morgan Stanley IXIS Real Estate Capital Trust 2006-1 (0001365336)	X	First NLC Financial Services, LLC	1,931	348,537,709	27.12%	939	173,030,448	84.75%							939	173,030,448	84.75%
		Meritage Mortgage Corporation	1,351	227,192,235	17.68%	673	121,030,645	59.28%							673	121,030,645	59.28%
		Accredited Home Lenders, Inc.	990	195,186,418	15.19%	451	89,093,795	43.64%							451	89,093,795	43.64%
		Wilmington Finance Inc.	918	160,814,388	12.51%	380	65,184,585	31.93%							380	65,184,585	31.93%
		Master Financial, Inc.	418	117,237,055	9.12%	207	58,881,656	28.84%							207	58,881,656	28.84%
		Quick Loan Funding Inc.	148	39,473,513	3.07%	42	11,384,005	5.58%							42	11,384,005	5.58%
		Lenders Direct Capital Corp	180	38,210,095	2.97%	111	23,188,094	11.36%							111	23,188,094	11.36%
		NC Capital Corporation	209	34,406,391	2.68%	99	15,339,502	7.51%							99	15,339,502	7.51%
		Funding America, LLC	166	25,247,259	1.96%	83	13,000,416	6.37%							83	13,000,416	6.37%
		First Bank Mortgage, Inc.	134	23,133,775	1.80%	76	14,372,302	7.04%							76	14,372,302	7.04%
		Encore Credit Corp.	83	20,634,286	1.61%	21	5,909,319	2.89%							21	5,909,319	2.89%
		Chapel Mortgage Corp.	72	17,909,028	1.39%	36	8,413,440	4.12%							36	8,413,440	4.12%
		Rose Mortgage, Inc.	70	15,632,172	1.22%	31	6,555,801	3.21%							31	6,555,801	3.21%
		Lime Financial Services, Ltd.	44	8,872,986	0.69%	25	4,482,185	2.20%							25	4,482,185	2.20%
		FlexPoint Funding Corporation	30	6,493,195	0.51%	4	1,198,501	0.59%							4	1,198,501	0.59%
		Mandalay Mortgage, LLC	6	1,710,084	0.13%	2	485,247	0.24%							2	485,247	0.24%
		Fremont Investment & Loan	10	1,446,571	0.11%	5	932,653	0.46%							5	932,653	0.46%
		Decision One Mortgage Company, LLC	11	1,375,842	0.11%	9	1,069,730	0.52%							9	1,069,730	0.52%
		First Horizon Home Loan Corp.	8	978,098	0.08%	3	361,928	0.18%							3	361,928	0.18%
		Countrywide Home Loans, Inc.	2	336,200	0.03%	1	148,417	0.07%							1	148,417	0.07%
		WMC Mortgage Corp.	3	203,407	0.02%	3	214,893	0.11%							3	214,893	0.11%
		Aegis Mortgage Corporation	2	114,699	0.01%	1	16,844	0.01%							1	16,844	0.01%
		Total	6,786	1,285,145,406	100.00%	3,202	614,294,404	300.89%			0.00%			0.00%	3,202	614,294,404	300.89%			0.00%			0.00%

Morgan Stanley Mortgage Loan Trust 2006-10SL (0001368906)	X	Morgan Stanley Mortgage Capital Inc.	4,295	270,660,228	90.66%	2,740	169,806,438	772.08%							2,740	169,806,438	772.08%
		Aames Capital Corporation	333	17,486,955	5.86%	228	11,753,366	53.44%							228	11,753,366	53.44%
		First National Bank of Nevada	111	7,025,091	2.35%	72	4,520,917	20.56%							72	4,520,917	20.56%
		Decision One Mortgage Company, LLC	80	2,898,016	0.97%	54	1,910,642	8.69%							54	1,910,642	8.69%
		Aegis Mortgage Corporation	8	369,680	0.12%	3	127,055	0.58%							3	127,055	0.58%
		Other	3	103,167	0.03%												0.00%
		Total	4,830	298,543,137	100.00%	3,097	188,118,417	855.35%			0.00%			0.00%	3,097	188,118,417	855.35%			0.00%			0.00%

Morgan Stanley Mortgage Loan Trust 2006-13ARX (0001375284)	X	Morgan Stanley Mortgage Capital Inc.	1,635	525,682,208	86.33%	463	156,199,601	145.93%							463	156,199,601	145.93%
		Wachovia Mortgage Corporation	148	57,338,538	9.42%
		Aegis Mortgage Corporation	46	9,861,602	1.62%
		First National Bank of Nevada	17	8,034,105	1.32%
		Hemisphere National Bank	9	4,347,727	0.71%
		American Home Mortgage Corp.	12	2,162,742	0.36%
		Mortgage IT, Inc.	6	1,491,287	0.24%
		Total	1,873	608,918,208	100.00%	463	156,199,601	145.93%			0.00%			0.00%	463	156,199,601	145.93%			0.00%			0.00%

Morgan Stanley Mortgage Loan Trust 2006-14SL (0001378354)	X	Morgan Stanley Mortgage Capital Inc.	5,459	319,989,811	90.40%	4,559	255,384,801	902.76%							4,559	255,384,801	902.76%
		Aegis Mortgage Corporation	384	22,679,860	6.41%	334	19,381,363	68.51%							334	19,381,363	68.51%
		Decision One Mortgage Company, LLC	194	5,817,286	1.64%	207	6,542,577	23.13%							207	6,542,577	23.13%
		Aames Capital Corporation	89	4,804,266	1.36%	73	3,867,085	13.67%							73	3,867,085	13.67%
		Home 123 Mortgage	6	467,880	0.13%	4	439,468	1.55%							4	439,468	1.55%
		Market Street Mortgage Corporation	5	227,599	0.06%	1	86,226	0.30%							1	86,226	0.30%
		Total	6,137	353,986,702	100.00%	5,178	285,701,519	1009.92%			0.00%			0.00%	5,178	285,701,519	1009.92%			0.00%			0.00%

Morgan Stanley Mortgage Loan Trust 2006-16AX (0001377602)	X	Morgan Stanley Mortgage Capital Inc.	2,227	781,362,983	81.71%	1,262	433,745,679	164.82%							1,262	433,745,679	164.82%
		American Home Mortgage Corp.	380	95,644,678	10.00%	219	56,915,492	21.63%							219	56,915,492	21.63%
		Mortgage IT, Inc.	296	77,875,871	8.14%	177	44,475,642	16.90%							177	44,475,642	16.90%
		First National Bank of Nevada	3	1,328,786	0.14%	3	1,326,308	0.50%							3	1,326,308	0.50%
		MILA	1	85,077	0.01%	1	83,035	0.03%							1	83,035	0.03%
		Total	2,907	956,297,395	100.00%	1,662	536,546,155	203.88%			0.00%			0.00%	1,662	536,546,155	203.88%			0.00%			0.00%

Morgan Stanley IXIS Real Estate Capital Trust 2006-2 (0001380001)	X	First NLC Financial Services, LLC	2,183	376,910,144	27.20%	1,726	289,077,755	92.58%							1,726	289,077,755	92.58%
		Accredited Home Lenders, Inc.	1,564	312,165,674	22.53%	1,114	215,081,957	68.88%							1,114	215,081,957	68.88%
		Master Financial, Inc.	1,187	305,305,688	22.03%	1,166	278,479,683	89.18%							1,166	278,479,683	89.18%
		Wilmington Finance, Inc	1,148	254,094,803	18.34%	817	170,547,366	54.62%							817	170,547,366	54.62%
		Encore Credit Corp.	148	34,885,134	2.52%	143	31,608,578	10.12%							143	31,608,578	10.12%
		New Century Mortgage Corporation	141	34,852,040	2.51%	136	32,044,334	10.26%							136	32,044,334	10.26%
		Lenders Direct Capital Corp	76	16,359,227	1.18%	76	15,324,217	4.91%							76	15,324,217	4.91%
		Rose Mortgage, Inc.	73	15,765,193	1.14%	69	13,980,405	4.48%							69	13,980,405	4.48%
		Funding America, LLC	67	10,919,350	0.79%	67	10,107,149	3.24%							67	10,107,149	3.24%
		First Horizon Home Loan Corp.	53	7,379,370	0.53%	52	6,785,078	2.17%							52	6,785,078	2.17%
		Mandalay Mortgage, LLC	17	3,762,386	0.27%	17	3,719,819	1.19%							17	3,719,819	1.19%
		Lime Financial Services, Ltd.	17	3,390,226	0.24%	17	3,029,881	0.97%							17	3,029,881	0.97%
		Maxim	23	3,263,735	0.24%	23	2,822,561	0.90%							23	2,822,561	0.90%
		First Bank Mortgage, Inc.	23	2,754,292	0.20%	23	2,455,578	0.79%							23	2,455,578	0.79%
		Quick Loan Funding Inc.	8	1,843,538	0.13%	7	1,592,824	0.51%							7	1,592,824	0.51%
		FlexPoint Funding Corporation	4	1,050,872	0.08%	4	1,097,966	0.35%							4	1,097,966	0.35%
		Meritage Mortgage Corporation	3	499,937	0.04%	1	153,161	0.05%							1	153,161	0.05%
		Aames Capital Corporation	2	472,241	0.03%	2	461,520	0.15%							2	461,520	0.15%
		Resmae	1	105,404	0.01%
		Countrywide Home Loans, Inc.	2	40,924	0.00%	1	28,238	0.01%							1	28,238	0.01%
		Total	6,740	1,385,820,181	100.00%	5,461	1,078,398,069	345.35%			0.00%			0.00%	5,461	1,078,398,069	345.35%			0.00%			0.00%

Morgan Stanley Mortgage Loan Trust 2006-17XS (0001382250)	X	Morgan Stanley Mortgage Capital Inc.	755	236,733,850	44.71%
		GreenPoint Mortgage Funding, Inc.	413	99,102,408	18.71%	1	73,251	0.04%							1	73,251	0.04%
		American Home Mortgage Corp.	462	82,728,963	15.62%
		Indymac Bank FSB	146	42,949,119	8.11%
		Wachovia Mortgage Corporation	154	41,465,587	7.83%
		First National Bank of Nevada	66	15,442,713	2.92%
		Hemisphere National Bank	32	10,873,273	2.05%
		Mortgage IT, Inc.	1	246,200	0.05%
		Total	2,029	529,542,112	100.00%	1	73,251	0.04%			0.00%			0.00%	1	73,251	0.04%			0.00%			0.00%

Morgan Stanley ABS Capital I Trust 2007-HE1 (0001385840)	X	NC Capital Corporation	4,946	926,878,873	71.09%
		Decision One Mortgage Company, LLC	2,078	376,930,272	28.91%	1	106,097	0.03%							1	106,097	0.03%
		Total	7,024	1,303,809,144	100.00%	1	106,097	0.03%			0.00%			0.00%	1	106,097	0.03%			0.00%			0.00%

Morgan Stanley ABS Capital I Trust 2007-NC1 (0001385136)	X	NC Capital Corporation	6,546	1,250,004,289	100.00%	1,933	455,317,913	135.04%							1,933	455,317,913	135.04%
		Total	6,546	1,250,004,289	100.00%	1,933	455,317,913	135.04%			0.00%			0.00%	1,933	455,317,913	135.04%			0.00%			0.00%

IXIS Real Estate Capital Trust 2007-HE1 (0001385274)	X	First NLC Financial Services, LLC	1,695	291,017,412	36.61%	920	159,526,491	91.89%							920	159,526,491	91.89%
		Master Financial, Inc.	602	154,548,927	19.44%	441	112,487,030	64.79%							441	112,487,030	64.79%
		Rose Mortgage, Inc.	317	75,830,063	9.54%	165	34,886,247	20.09%							165	34,886,247	20.09%
		Lenders Direct Capital Corp	337	71,949,623	9.05%	242	51,423,706	29.62%							242	51,423,706	29.62%
		Funding America, LLC	278	52,456,823	6.60%	138	26,331,287	15.17%							138	26,331,287	15.17%
		New Century Mortgage Corporation	188	43,736,012	5.50%	91	23,556,352	13.57%							91	23,556,352	13.57%
		Sebring Capital	170	24,274,823	3.05%	90	12,010,470	6.92%							90	12,010,470	6.92%
		Maxim	111	22,088,433	2.78%	66	13,629,778	7.85%							66	13,629,778	7.85%
		Accredited Home Lenders, Inc.	114	19,391,296	2.44%	49	8,397,605	4.84%							49	8,397,605	4.84%
		CIT	49	8,424,966	1.06%	23	4,600,532	2.65%							23	4,600,532	2.65%
		First Horizon Home Loan Corp.	53	8,284,376	1.04%	18	3,127,410	1.80%							18	3,127,410	1.80%
		Platinum Capital	24	5,163,458	0.65%	17	3,714,278	2.14%							17	3,714,278	2.14%
		Flex Point	17	4,066,791	0.51%	9	1,861,889	1.07%							9	1,861,889	1.07%
		Quick Loan Funding Inc.	19	3,865,936	0.49%	7	1,619,433	0.93%							7	1,619,433	0.93%
		Lime Financial Services, LTD	22	3,786,739	0.48%	13	2,949,411	1.70%							13	2,949,411	1.70%
		Mandalay Mortgage, LLC	14	3,357,787	0.42%	8	1,597,257	0.92%							8	1,597,257	0.92%
		First Bank Mortgage, Inc.	18	2,754,527	0.35%	7	552,986	0.32%							7	552,986	0.32%
		Total	4,028	794,997,991	100.00%	2,304	462,272,160	266.27%			0.00%			0.00%	2,304	462,272,160	266.27%			0.00%			0.00%

Morgan Stanley Mortgage Loan Trust 2007-1XS (0001386631)	X	Morgan Stanley Mortgage Capital Inc.	809	250,559,137	49.44%	1	148,230	0.09%							1	148,230	0.09%
		First National Bank of Nevada	429	90,480,424	17.85%
		American Home Mortgage Corp.	214	36,667,912	7.24%
		Indymac Bank FSB	114	34,569,526	6.82%
		GreenPoint Mortgage Funding, Inc.	149	32,747,315	6.46%
		Virtual Bank	76	32,670,479	6.45%
		Wachovia Mortgage Corporation	64	16,955,412	3.35%
		Wilmington Finance, Inc	45	8,321,687	1.64%
		Mortgage IT, Inc.	6	1,632,319	0.32%
		Sovereign Bank	5	1,202,630	0.24%
		Cendant Mortgage Corporation	5	619,133	0.12%
		Quicken Loans, Inc.	3	380,217	0.08%
		Total	1,919	506,806,191	100.00%	1	148,230	0.09%			0.00%			0.00%	1	148,230	0.09%			0.00%			0.00%

Morgan Stanley Mortgage Loan Trust 2007-2AX (0001386632)	X	Morgan Stanley Mortgage Capital Inc.	1,459	476,270,245	73.20%	437	162,769,153	90.38%							437	162,769,153	90.38%
		Wachovia Mortgage Corporation	166	58,167,556	8.94%	59	20,359,817	11.31%							59	20,359,817	11.31%
		GreenPoint Mortgage Funding, Inc.	184	46,843,607	7.20%
		Indymac Bank FSB	149	35,826,821	5.51%
		American Home Mortgage Corp.	45	11,260,098	1.73%
		NC Capital Corporation	31	8,411,087	1.29%
		Mortgage IT, Inc.	27	7,455,101	1.15%
		Hemisphere National Bank	13	6,179,995	0.95%	1	475,435	0.26%							1	475,435	0.26%
		First National Bank of Nevada	1	232,000	0.04%	1	236,607	0.13%							1	236,607	0.13%
		Total	2,075	650,646,510	100.00%	498	183,841,012	102.08%			0.00%			0.00%	498	183,841,012	102.08%			0.00%			0.00%

Morgan Stanley Mortgage Loan Trust 2007-3XS (0001390267)	X	Morgan Stanley Mortgage Capital Inc.	950	303,460,549	57.14%
		First National Bank of Nevada	471	99,768,551	18.78%
		Virtual Bank	103	51,821,455	9.76%
		American Home Mortgage Corp.	148	31,314,634	5.90%
		GreenPoint Mortgage Funding, Inc.	68	15,456,461	2.91%
		Wilmington Finance, Inc	87	15,004,143	2.83%	1	112,708	0.06%							1	112,708	0.06%
		Mortgage IT, Inc.	33	6,981,962	1.31%
		Wachovia Mortgage Corporation	24	5,562,108	1.05%
		Indymac Bank FSB	3	1,385,520	0.26%
		Sovereign Bank	1	354,124	0.07%
		Total	1,888	531,109,506	100.00%	1	112,708	0.06%			0.00%			0.00%	1	112,708	0.06%			0.00%			0.00%

Morgan Stanley Mortgage Loan Trust 2007-5AX (0001390268)	X	Morgan Stanley Mortgage Capital Inc.	1,167	438,964,363	76.66%	139	29,896,019	20.63%							139	29,896,019	20.63%
		Wilmington Finance, Inc	167	44,081,634	7.70%
		Wachovia Mortgage Corporation	111	33,668,479	5.88%
		Indymac Bank FSB	68	16,239,737	2.84%
		American Home Mortgage Corp.	28	15,837,674	2.77%
		NC Capital Corporation	32	9,418,449	1.64%
		Virtual Bank	15	9,184,367	1.60%
		RBMG	8	2,197,754	0.38%
		Quicken Loans, Inc.	5	1,930,467	0.34%
		Mortgage IT, Inc.	1	802,000	0.14%
		First National Bank of Nevada	2	292,858	0.05%
		Total	1,604	572,617,782	100.00%	139	29,896,019	20.63%			0.00%			0.00%	139	29,896,019	20.63%			0.00%			0.00%

Morgan Stanley Mortgage Loan Trust 2007-4SL (0001389827)	X	Morgan Stanley Mortgage Capital Inc.	5,106	302,029,371	99.52%	3,793	218,172,139	626.04%							3,793	218,172,139	626.04%
		American Home Mortgage Corp.	10	1,087,691	0.36%	35	2,905,297	8.34%							35	2,905,297	8.34%
		Decision One Mortgage Company, LLC	12	373,329	0.12%	11	428,342	1.23%							11	428,342	1.23%
		Total	5,128	303,490,391	100.00%	3,839	221,505,778	635.60%			0.00%			0.00%	3,839	221,505,778	635.60%			0.00%			0.00%

Morgan Stanley ABS Capital I Trust 2007-HE5 (0001395812)	X	WMC Mortgage Corp.	2,927	608,115,085	51.32%	581	121,362,206	32.00%							581	121,362,206	32.00%
		Decision One Mortgage Company, LLC	2,891	576,890,756	48.68%	490	97,557,144	25.73%							490	97,557,144	25.73%
		Total	5,818	1,185,005,841	100.00%	1,071	218,919,350	57.73%			0.00%			0.00%	1,071	218,919,350	57.73%			0.00%			0.00%

Morgan Stanley ABS Capital I Trust 2007-NC2 (0001396589)	X	New Century Mortgage Corporation	5,657	1,080,936,110	100.00%	2,891	575,926,783	180.54%							2,891	575,926,783	180.54%
		Total	5,657	1,080,936,110	100.00%	2,891	575,926,783	180.54%			0.00%			0.00%	2,891	575,926,783	180.54%			0.00%			0.00%

Morgan Stanley Mortgage Loan Trust 2007-8XS (0001401131)	X	Morgan Stanley Mortgage Capital Inc.	1,311	471,687,117	81.28%
		Fifth Third Mortgage Company	56	35,518,829	6.12%
		Wilmington Finance, Inc	166	34,911,546	6.02%	1	316,747	0.14%							1	316,747	0.14%
		GreenPoint Mortgage Funding, Inc.	144	19,273,661	3.32%
		Hemisphere National Bank	19	5,723,761	0.99%
		American Home Mortgage Corp.	25	5,560,561	0.96%
		Virtual Bank	10	3,820,946	0.66%
		Mortgage IT, Inc.	16	3,451,889	0.59%
		Sovereign Bank	2	400,288	0.07%
		Total	1,749	580,348,598	100.00%	1	316,747	0.14%			0.00%			0.00%	1	316,747	0.14%			0.00%			0.00%

Morgan Stanley ABS Capital I Trust 2007-HE6 (0001399798)	X	WMC Mortgage Corp.	3,399	665,555,880	2181.77%	2,055	404,588,524	98.12%							2,055	404,588,524	98.12%
		Decision One Mortgage Company, LLC	2,776	564,944,085	1851.95%	1,590	337,803,389	81.93%							1,590	337,803,389	81.93%
		Total	6,175	1,230,499,966	4033.72%	3,645	742,391,913	180.05%							3,645	742,391,913	180.05%

Morgan Stanley ABS Capital I Trust 2007-NC3 (0001399508)	X	New Century Mortgage Corporation	6,791	1,304,294,285	100.00%	3,966	755,992,398	176.65%							3,966	755,992,398	176.65%
		Total	6,791	1,304,294,285	100.00%	3,966	755,992,398	176.65%			0.00%			0.00%	3,966	755,992,398	176.65%			0.00%			0.00%

Morgan Stanley ABS Capital I Trust 2007-NC4 (0001402375)	X	New Century Mortgage Corporation	5,340	1,050,780,918	100.00%	1,214	241,419,974	82.24%							1,214	241,419,974	82.24%
		Total	5,340	1,050,780,918	100.00%	1,214	241,419,974	82.24%			0.00%			0.00%	1,214	241,419,974	82.24%			0.00%			0.00%

Morgan Stanley Mortgage Loan Trust 2007-10XS (0001402376)	X	Morgan Stanley Mortgage Capital Inc.	1,049	436,031,040	78.22%	2	786,937	0.39%							2	786,937	0.39%
		First National Bank of Nevada	218	44,979,874	8.07%	1	115,431	0.06%							1	115,431	0.06%
		GreenPoint Mortgage Funding, Inc.	62	30,505,353	5.47%
		Wachovia Mortgage Corporation	82	23,486,489	4.21%
		US Bank, N.A.	26	17,891,650	3.21%
		Wilmington Finance, Inc	24	4,562,636	0.82%
		Total	1,461	557,457,043	100.00%	3	902,368	0.45%			0.00%			0.00%	3	902,368	0.45%			0.00%			0.00%

Morgan Stanley Structured Trust I 2007-1 (0001404067)	X	First NLC Financial Services, LLC	2,263	404,184,738	54.98%	958	164,465,510	68.66%			0.00%				958	164,465,510	68.66%
		Accredited Home Lenders, Inc.	1,468	273,001,764	37.14%	347	58,361,074	24.36%							347	58,361,074	24.36%
		New Century Mortgage Corporation	454	36,745,261	5.00%	94	18,140,897	7.57%							94	18,140,897	7.57%
		WMC Mortgage Corp.	129	8,955,979	1.22%	25	2,280,549	0.95%							25	2,280,549	0.95%
		Fremont Investment & Loan	42	10,091,794	1.37%	26	6,361,217	2.66%							26	6,361,217	2.66%
		Decision One Mortgage Company, LLC	7	531,854	0.07%
		Wilmington Finance, Inc	5	724,533	0.10%	2	398,717	0.17%							2	398,717	0.17%
		Aames Capital Corporation	2	333,150	0.05%
		Aegis Mortgage Corporation	1	169,589	0.02%
		MILA	1	156,643	0.02%
		Option One	1	204,566	0.03%	1	201,874	0.08%							1	201,874	0.08%
		Total	4,373	735,099,870	100.00%	1,453	250,938,158	104.46%			0.00%			0.00%	1,453	250,938,158	104.46%			0.00%			0.00%

Morgan Stanley Mortgage Loan Trust 2007-12 (0001406986)	X	Morgan Stanley Mortgage Capital Inc.	671	431,512,694	83.60%	248	143,635,681	102.19%							248	143,635,681	102.19%
		Quicken Loans, Inc.	53	32,262,037	6.25%	2	1,200,361	0.85%							2	1,200,361	0.85%
		First National Bank of Nevada	25	16,603,321	3.22%	1	461,387	0.33%							1	461,387	0.33%
		Greenpoint Mortgage Funding, Inc.	19	13,674,845	2.65%
		US Bank, NA	20	12,738,841	2.47%
		Wachovia Mortgage Corporation	13	6,459,933	1.25%
		Indymac Bank FSB	16	2,639,344	0.51%	1	176,000	0.13%							1	176,000	0.13%
		Wilmington Finance, Inc.	2	287,989	0.06%
		Total	819	516,179,004	100.00%	252	145,473,429	103.49%			0.00%			0.00%	252	145,473,429	103.49%			0.00%			0.00%

Morgan Stanley ABS Capital I Trust 2007-HE7 (0001412891)	X	New Century Mortgage Corporation	4,654	987,136,061	63.36%	1	497,197	0.09%							1	497,197	0.09%
		First NLC Financial Services, LLC	1,241	224,149,032	14.39%
		Accredited Home Lenders, Inc.	1,226	237,364,650	15.24%	200	40,934,872	7.45%							200	40,934,872	7.45%
		Decision One Mortgage Company, LLC	539	108,273,117	6.95%
		WMC Mortgage Corp.	3	326,828	0.02%
		MILA	2	356,636	0.02%
		Fremont Investment & Loan	1	210,471	0.01%
		Wilmington Finance, Inc	1	114,644	0.01%
		Total	7,667	1,557,931,439	100.00%	201	41,432,069	7.54%			0.00%			0.00%	201	41,432,069	7.54%			0.00%			0.00%

Morgan Stanley Mortgage Loan Trust 2007-14AR (0001412590)	X	Morgan Stanley Mortgage Capital Inc.	996	600,215,388	65.69%	1	561,000	0.20%							1	561,000	0.20%
		American Home Mortgage Corp.	236	154,025,972	16.86%
		National City Mortgage Co.	106	84,083,858	9.20%
		Fifth Third Mortgage Company	19	14,900,553	1.63%
		First National Bank of Nevada	31	11,402,698	1.25%
		Wachovia Mortgage Corporation	33	10,722,609	1.17%
		Indymac Bank FSB	47	10,538,345	1.15%
		US Bank, N.A.	16	8,016,910	0.88%
		GreenPoint Mortgage Funding, Inc.	10	6,121,665	0.67%
		Wells Fargo Bank N.A.	16	5,683,478	0.62%
		New Century Mortgage Corporation	13	3,965,702	0.43%
		Quicken Loans, Inc.	5	2,059,632	0.23%
		Wilmington Finance, Inc	6	1,311,181	0.14%
		NetBank	1	362,000	0.04%
		Lydian Private Bank	1	304,000	0.03%
		Total	1,536	913,713,990	100.00%	1	561,000	0.20%			0.00%			0.00%	1	561,000	0.20%			0.00%			0.00%

Aggregate Total			162,581	32,133,078,515		50,233	8,400,171,109								50,233	8,400,171,109

Asset Class: CMBS

Name of Issuing Entity	Check if Registered	Name of Originator (FN2)	Total Assets in ABS by Originator at time of securitization			Assets that Were Subject of Demand (FN3)			Assets that Were Repurchased or Replaced (FN4)			Assets Pending Repurchase or Replacement (within cure period) (FN5)			Demand in Dispute (FN6)			Demand Withdrawn (FN7)			Demand Rejected (FN8)
			#	$	% of prin. balance	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Morgan Stanley Dean Witter Capital I Series 2001-TOP3 (0001157811)	X	Wells Fargo Bank, N.A.	69	367,697,612	35.8%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Principal Commercial Funding, LLC	44	277,309,712	27.0%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Bear Stearns Funding, Inc.	14	140,271,049	13.6%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Morgan Stanley Dean Witter Mortgage Capital Inc.	12	137,669,818	13.4%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		John Hancock Real Estate Finance, Inc.	17	105,164,070	10.2%	1	13,032,249	20.61%	0	-	0.00%	0	-	0.00%	1	13,032,249	20.61%	0	-	0.00%	0	-	0.00%
		Total	156	1,028,112,260		1	13,032,249	20.61%	0	-	0.00%	0	-	0.00%	1	13,032,249	20.61%	0	-	0.00%	0	-	0.00%

Morgan Stanley Capital I Series 2006-IQ11 (0001362475)	X	Morgan Stanley Mortgage Capital Inc.	67	772,319,208	47.8%	1	11,415,697	1.07%	0	-	0.00%	0	-	0.00%	1	11,415,697	1.07%	0	-	0.00%	0	-	0.00%
		NCB, FSB	76	186,437,861	11.5%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		IXIS Real Estate Capital Inc.	29	394,907,946	24.4%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Massachusetts Mutual Life Insurance Company	23	106,224,406	6.6%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		SunTrust Bank	13	84,420,011	5.2%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Union Central Mortgage Funding, Inc.	23	48,313,591	3.0%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		National Consumer Cooperative Bank	1	23,491,609	1.5%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Total	232	1,616,114,631		1	11,415,697	1.07%	0	-	0.00%	0	-	0.00%	1	11,415,697	1.07%	0	-	0.00%	0	-	0.00%

Morgan Stanley Capital I Series 2007-IQ14 (0001398854)	X	LaSalle Bank National Association	198	1,694,631,724	34.5%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Morgan Stanley Mortgage Capital Inc.	34	1,345,579,291	27.4%	1	81,000,000	2.33%	0	-	0.00%	0	-	0.00%	1	81,000,000	2.33%	0	-	0.00%	0	-	0.00%
		National City Bank	3	15,891,386	0.3%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Principal Commercial Funding II, LLC	42	719,946,862	14.7%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Prudential Mortgage Capital Funding, LLC	33	361,597,850	7.4%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Royal Bank of Canada	27	458,174,265	9.3%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Wells Fargo Bank, National Association	86	309,047,710	6.3%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Total	423	4,904,869,086		1	81,000,000	2.33%	0	-	0.00%	0	-	0.00%	1	81,000,000	2.33%	0	-	0.00%	0	-	0.00%

Aggregate Total			811	7,549,095,977		3	105,447,946		-	-		-	-		3	105,447,946		-	-		-	-

FOOTNOTES

FN1: In connection with the preparation of Form ABS 15Ga-1, we undertook the following steps to gather the information required by Rule 15Ga-1:  (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of our affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction who might have received repurchase requests (such parties, “Demand Entities”), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.   We followed up written requests made of Demand Entities as we deemed appropriate.  In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010.  It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

FN2: We identified the “originator” on the same basis that we would identify the originator for purposes of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) for registered transactions.

FN3: Reflects aggregate numbers for all demand activity shown in this table.

FN4: Includes loans for which the repurchase price or replacement asset was received during the reporting period.  The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

FN5: Includes loans for which the securitizer is aware that the responsible party has agreed to repurchase or replace the loan but has not yet repurchased or replaced such loans.  The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

FN6: Includes demands received during and prior to the reporting period covered by this Form ABS-15Ga-1 unless the loan falls into one of the other categories reflected on this chart or the demand was received prior to this reporting period and was finally resolved prior to this reporting period.  If the securitizer is not the party responsible for repurchasing a loan subject to a demand, the loan is reflected in this column until the securitizer has been informed by the related trustee that the loan has been repurchased or replaced.

FN7: Includes loans for which the buyback demand was withdrawn by the party submitting the demand during the reporting period covered by this Form ABS-15Ga-1.  The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

FN8: Includes loans (i) for which a demand was received, a rebuttal was made and there was no response within 90 days of the rebuttal and (ii) for which the related obligor has repaid the loan in full, in each case during the reporting period covered by this Form ABS-15Ga-1.  The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

FN9: Principal balance was determined as of the earlier of (i) the principal balance reported in the September 2014 distribution date report and (ii) the principal balance on the distribution date immediately preceding the period for which the distribution date report reflected that the loan was removed from the pool.  Liquidated loans reflect amounts received as borrower payments, insurance proceeds and all other liquidation proceeds.  The table below identifies the number of loans in a transaction for which the securitizer is unable to locate the current principal balance and accordingly, the original principal balance of such loans are used:

Transaction	Number of Loans
Morgan Stanley ABS Capital I Trust 2007-NC3 (0001399508)	7
Morgan Stanley Mortgage Loan Trust 2007-4SL (0001389827)	77
Morgan Stanley Mortgage Loan Trust 2006-14SL (0001378354)	53
Morgan Stanley ABS Capital I Trust 2007-HE6 (0001399798)	12
Morgan Stanley Structured Trust I 2007-1 (0001404067)	3
Morgan Stanley IXIS Real Estate Capital Trust 2006-2 (0001380001)	10
Morgan Stanley Mortgage Loan Trust 2006-16AX (0001377602)	1
Morgan Stanley Mortgage Loan Trust 2007-3XS (0001390267)	1

FN10: % of principal balance was calculated by using the principal balance as described in footnote 9 divided by the aggregate principal balance of the pool assets reported in the September 2014 distribution date report.  Because the aggregate principal balance of the remaining pool assets may be less than the principal balance of the repurchase demands calculated as described in footnote 9, the percentage shown in this column may exceed 100%.